DEFERRED CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2023
DEFERRED CONSIDERATION
Schedule of deferred consideration

Balance as at January 1, 2022	-
Deferred consideration payable upon business combination (Note 6)	4,003
Accretion expense	316
Gain on remeasurement of deferred consideration	(804)
Effect of movement in exchange rates	(218)
Balance as at December 31, 2022	3,297

Accretion expense	403
Loss on remeasurement of deferred consideration	440
Shares issued as deferred consideration	(1,104)
Effect of movement in exchange rates	(97)
Balance as at December 31, 2023	2,939